CRYPTOCURRENCIES - Group's cryptocurrencies (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CRYPTOCURRENCIES.
Cryptocurrencies other than USDC	$ 10,186	$ 2,086		$ 6,088
USDC	150	89		99
Total cryptocurrencies	$ 10,336	$ 2,175	$ 3,102	$ 6,187	$ 9,582	$ 1,087